UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30, 2012

Date of reporting period: March 31, 2013

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage Asset Allocation Fund

Semi-Annual Report

March 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For most of the period, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Asset Allocation Fund for the six-month period ended March 31, 2013. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, partially offset by concerns about the possible effects of the ongoing European sovereign debt crisis on the global economy. Continued monetary easing by global central banks helped support rallies in developed stock markets. High-quality bonds had little room for further appreciation amid historically low interest rates, but investors continued to bid up high-yield bonds.

U.S. stocks gained as the U.S. economy reported relatively solid news.

For most of the period, U.S. economic data remained moderately positive. Reported U.S. gross domestic product (GDP) growth came in at a solid 3.1% annualized rate in the third quarter of 2012, just prior to the reporting period, only to fall back to a 0.4% annualized rate in the fourth quarter. Many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012. Even the stubbornly high unemployment rate showed moderate signs of improvement, easing from 7.9% in October 2012 to 7.6% in March 2013.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve Board (Fed) and the European Central Bank (ECB) continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market.

In July 2012, the ECB cut its key rate to 0.75%. In addition, the ECB announced in September 2012 that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In May 2013, after the end of the reporting period, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Moreover, in mid-March 2013, the governor of the Bank of Japan resigned to allow Shinzo Abe, the recently reelected prime minister, to appoint a new bank governor who was expected to use aggressive monetary policies to attack Japan’s persistent deflation.

The debt crisis in the eurozone returned to center stage but with less impact than before.

Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors initially worried that a Greek default would result in another global financial crisis. However, as central banks continued to provide liquidity, investor worries about the effect of a European sovereign debt default on the global economy began to ease. When the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility.

An improved U.S. economy and global monetary easing led to strong global stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Developed foreign

Letter to shareholders (unaudited)	Wells Fargo Advantage Asset Allocation Fund	3

markets also rallied as central banks continued to inject liquidity into their respective economies. Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models. Within the S&P 500 Index1, for example, consumer discretionary and consumer staples stocks strongly outperformed, but information technology stocks lagged. For the reporting period, the S&P 500 Index posted an 8.92% return.

High-quality bonds posted barely positive returns during the reporting period; as a result of a long-lived bond rally and record-low interest rates, it appears most high-quality bonds have little room for further appreciation. The Barclays U.S. Aggregate Bond Index2 , a gauge of the high-quality bond markets, returned 0.09% for the six-month period. High yield bonds, however, returned 6.28% for the reporting period as measured by the Barclays U.S. Corporate High Yield Bond Index3.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated U.S. and Southern European unemployment continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Developed foreign markets also rallied as central banks continued to inject liquidity into their respective economies.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns2 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (EAAFX)	7-29-1996	1.53	3.43	7.57	7.71	4.66	8.21	1.41	1.41
Class B (EABFX)*	10-3-2002	1.88	3.54	7.67	6.88	3.87	7.67	2.16	2.16
Class C (EACFX)	10-3-2002	5.93	3.88	7.43	6.93	3.88	7.43	2.16	2.16
Class R (EAXFX)	10-10-2003	–	–	–	7.41	4.40	7.97	1.66	1.66
Administrator Class (EAIFX)	10-3-2002	–	–	–	7.92	4.89	8.49	1.25	1.21
Institutional Class (EAAIX)	11-30-2012	–	–	–	8.02	4.90	8.50	0.98	0.98
GMO Global Balanced Index[5]	–	–	–	–	8.36	3.78	7.46	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	3.77	5.47	5.02	–	–
MSCI All Country World Index (Net)[7]	–	–	–	–	10.55	2.06	9.36	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments, such as real estate, foreign currency, and natural resources, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high yield securities risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	5

Ten largest holdings[8] (%) as of March 31, 2013
GMO U.S. Flexible Equities Fund Class VI	22.00
GMO Strategic Fixed Income Fund Class VI	13.59
GMO Alpha Only Fund Class IV	12.91
GMO International Core Equity Fund Class VI	11.90
GMO Emerging Markets Fund Class VI	9.95
GMO International Intrinsic Value Fund Class IV	8.01
GMO Currency Hedged International Equity Fund Class III	5.08
GMO Special Situations Fund Class VI	3.62
GMO Emerging Country Debt Fund Class IV	2.78
GMO Risk Premium Fund Class VI	2.60

Portfolio allocation[9] as of March 31, 2013

1.	The Fund invests substantially all of its assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Wilderman, senior members of GMO’s Asset Allocation Division, are responsible for coordinating the portfolio management of Asset Allocation Trust.

2.	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class. Historical performance shown for R shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance for Class A shares prior to October 3, 2002, is based on the performance of Class III of the Evergreen Asset Allocation Fund’s predecessor, GMO Global Balanced Allocation Fund (the “GMO Fund”). Expenses of the GMO Fund were lower than the expenses the Fund incurs, in part because the GMO Fund did not pay 12b-1 fees. If the GMO Fund had incurred expenses at the same rate as the Fund does, the performance shown would have been lower.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through February 1, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R, 0.64% for Administrator Class, and 0.44% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

5.	The GMO Global Balanced Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Balanced Index is comprised of 65% MSCI All Country World Index (Net), and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-US Index, and 35% Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

6.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

7.	The MSCI All Country World Index (Net) (MSCI ACWI Index (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

8.	The ten largest holdings are calculated based on the value of the securities of the Asset Allocation Trust divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

9.	Portfolio allocation is subject to change and represents the portfolio allocation of the Asset Allocation Trust which is calculated based on the total long-term investments of the Asset Allocation Trust.

6	Wells Fargo Advantage Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Asset Allocation Fund	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,055.45	$4.30	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23	0.84%
Class B
Actual	$1,000.00	$1,051.95	$8.13	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.00	1.59%
Class C
Actual	$1,000.00	$1,051.24	$8.13	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.00	1.59%
Class R
Actual	$1,000.00	$1,053.91	$5.58	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Administrator Class
Actual	$1,000.00	$1,056.00	$3.28	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23	0.64%
Institutional Class
Actual	$1,000.00	$1,056.95	$2.15	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.12	0.42%

Fund expenses (unaudited)	Wells Fargo Advantage Asset Allocation Fund	7

Wells Fargo Advantage Asset Allocation Fund including underlying fund expenses	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,055.45	$6.97	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.84	1.36%
Class B
Actual	$1,000.00	$1,051.95	$10.79	2.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.41	$10.60	2.11%
Class C
Actual	$1,000.00	$1,051.24	$10.79	2.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.41	$10.60	2.11%
Class R
Actual	$1,000.00	$1,053.91	$8.24	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	$8.10	1.61%
Administrator Class
Actual	$1,000.00	$1,056.00	$5.95	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Institutional Class
Actual	$1,000.00	$1,056.95	$4.82	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73	0.94%
Asset Allocation Trust
Actual	$1,000.00	$1,059.89	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00	0.00%
Asset Allocation Trust including underlying fund expenses
Actual	$1,000.00	$1,059.89	$2.67	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62	0.52%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Investment Companies: 100.13%
Asset Allocation Trust (l)	497,408,888	$6,952,852,272

Total Investment Companies (Cost $5,547,361,124)		6,952,852,272

Total investments
(Cost $5,547,361,124)*	100.13%	6,952,852,272
Other assets and liabilities, net	(0.13)	(9,171,226)

Total net assets	100.00%	$6,943,681,046

(l)	Investment in an affiliate

*	Cost for federal income tax purposes is $5,547,536,717 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,405,315,555
Gross unrealized depreciation	0

Net unrealized appreciation	$1,405,315,555

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2013 (unaudited)	Wells Fargo Advantage Asset Allocation Fund	9

Assets
Investment in investment company shares, at value (see cost below)	$6,952,852,272
Receivable for Fund shares sold	12,654,561
Prepaid expenses and other assets	111,448

Total assets	6,965,618,281

Liabilities
Payable for Fund shares redeemed	15,104,733
Advisory fee payable	1,283,632
Distribution fees payable	1,951,553
Due to other related parties	1,878,105
Shareholder servicing fees payable	1,354,580
Accrued expenses and other liabilities	364,632

Total liabilities	21,937,235

Total net assets	$6,943,681,046

NET ASSETS CONSIST OF
Paid-in capital	$5,546,866,503
Accumulated net investment loss	(172,477,092)
Accumulated net realized gains on investments	163,800,487
Net unrealized gains on investments	1,405,491,148

Total net assets	$6,943,681,046

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,323,238,132
Shares outstanding – Class A	174,995,394
Net asset value per share – Class A	$13.28
Maximum offering price per share – Class A2	$14.09
Net assets – Class B	$542,805,102
Shares outstanding – Class B	41,414,800
Net asset value per share – Class B	$13.11
Net assets – Class C	$2,489,596,524
Shares outstanding – Class C	194,367,161
Net asset value per share – Class C	$12.81
Net assets – Class R	$32,085,268
Shares outstanding – Class R	2,441,966
Net asset value per share – Class R	$13.14
Net assets – Administrator Class	$1,018,054,002
Shares outstanding – Administrator Class	76,177,292
Net asset value per share – Administrator Class	$13.36
Net assets – Institutional Class	$537,902,018
Shares outstanding – Institutional Class	40,349,610
Net asset value per share – Institutional Class	$13.33

Investment in investment company shares, at cost	$5,547,361,124

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Asset Allocation Fund	Statement of operations—six months ended March 31, 2013 (unaudited)

Investment income	$ 0

Expenses
Advisory fee	7,732,820
Administration fees
Fund level	3,292,580
Class A	2,978,373
Class B	773,263
Class C	3,274,048
Class R	39,128
Administrator Class	725,387
Institutional Class	39,852 [1]
Shareholder servicing fees
Class A	2,863,821
Class B	740,443
Class C	3,148,123
Class R	37,623
Administrator Class	1,692,092
Distribution fees
Class B	2,230,567
Class C	9,444,370
Class R	37,623
Custody and accounting fees	103,434
Professional fees	10,052
Registration fees	33,149
Shareholder report expenses	209,673
Trustees’ fees and expenses	4,640
Other fees and expenses	40,922

Total expenses	39,451,983
Less: Fee waivers and/or expense reimbursements	(202,414)

Net expenses	39,249,569

Net investment loss	(39,249,569)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	163,976,080
Net change in unrealized gains (losses) on investments	239,910,894

Net realized and unrealized gains (losses) on investments	403,886,974

Net increase in net assets resulting from operations	$364,637,405

1.	For the period from November 30, 2012 (commencement of class operations) to March 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Asset Allocation Fund	11

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment loss		$(39,249,569)		$(84,995,886)
Net realized gains on investments		163,976,080		256,883,512
Net change in unrealized gains (losses) on investments		239,910,894		673,583,459

Net increase in net assets resulting from operations		364,637,405		845,471,085

Distributions to shareholders from
Net investment income
Class A		(57,362,700)		(45,876,928)
Class B		(9,294,476)		(14,725,864)
Class C		(43,156,505)		(46,825,513)
Class R		(645,944)		(472,123)
Administrator Class		(42,289,555)		(30,062,044)
Institutional Class		(2,036)[1]		N/A

Total distributions to shareholders		(152,751,216)		(137,962,472)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	14,704,696	191,662,271	35,814,683	441,038,146
Class B	113,552	1,455,873	199,710	2,414,348
Class C	5,456,301	68,329,622	14,868,940	176,064,142
Class R	631,341	8,134,119	751,747	9,178,937
Administrator Class	14,988,003	196,333,793	55,690,272	692,044,409
Institutional Class	41,285,340 [1]	540,536,992 [1]	N/A	N/A

		1,006,452,670		1,320,739,982

Reinvestment of distributions
Class A	4,125,811	52,562,832	3,440,601	40,977,565
Class B	702,281	8,848,740	1,155,830	13,592,564
Class C	2,710,463	33,365,798	2,952,848	33,987,278
Class R	42,436	535,537	32,735	386,274
Administrator Class	2,570,656	32,955,810	1,864,375	22,353,857
Institutional Class	159 [1]	2,036 [1]	N/A	N/A

		128,270,753		111,297,538

Payment for shares redeemed
Class A	(22,609,985)	(294,474,019)	(60,125,371)	(742,819,659)
Class B	(11,454,803)	(146,837,300)	(28,824,391)	(349,243,360)
Class C	(23,881,354)	(298,845,189)	(49,864,468)	(592,532,288)
Class R	(575,286)	(7,386,534)	(475,851)	(5,831,829)
Administrator Class	(61,507,076)	(806,653,091)	(58,332,737)	(722,431,554)
Institutional Class	(935,889)[1]	(12,446,115)[1]	N/A	N/A

		(1,566,642,248)		(2,412,858,690)

Net decrease in net assets resulting from capital share transactions		(431,918,825)		(980,821,170)

Total decrease in net assets		(220,032,636)		(273,312,557)

Net assets
Beginning of period		7,163,713,682		7,437,026,239

End of period		$6,943,681,046		$7,163,713,682

Undistributed (accumulated) net investment income (loss)		$(172,477,092)		$19,523,693

1.	For the period from November 30, 2012 (commencement of class operations) to March 31, 2013

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
CLASS A		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$12.91	$11.70	$11.76	$11.37	$9.38	$14.91	$14.81
Net investment income (loss)	(0.05)	(0.12)	(0.09)	(0.08)	(0.08)	(0.11)[3]	0.27
Net realized and unrealized gains (losses) on investments	0.75	1.56	0.20	0.47	2.34	(3.17)	0.77

Total from investment operations	0.70	1.44	0.11	0.39	2.26	(3.28)	1.04
Distributions to shareholders from
Net investment income	(0.33)	(0.23)	(0.14)	(0.00)[4]	(0.27)	(1.08)	(0.58)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)	(0.36)
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	(0.32)	0.00

Total distributions to shareholders	(0.33)	(0.23)	(0.17)	(0.00)[4]	(0.27)	(2.25)	(0.94)
Net asset value, end of period	$13.28	$12.91	$11.70	$11.76	$11.37	$9.38	$14.91
Total return[5]	5.55%	12.48%	0.94%	3.45%	24.10%	(22.31)%	7.09%
Ratios to average net assets (annualized)
Gross expenses[6]	0.84%	0.84%	0.85%	0.85%	0.87%	0.82%	0.84%
Net expenses[6]	0.84%	0.84%	0.84%	0.85%	0.87%	0.81%	0.81%
Net investment income (loss)	(0.84)%	(0.84)%	(0.84)%	(0.85)%	(0.87)%	(0.81)%	1.73%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%	2%
Net assets, end of period (000s omitted)	$2,323,238	$2,307,609	$2,336,095	$2,957,689	$3,077,187	$2,640,410	$4,405,430

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	13

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
CLASS B		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$12.66	$11.54	$11.60	$11.27	$9.30	$14.75	$14.65
Net investment income (loss)	(0.10)[3]	(0.19)[3]	(0.19)[3]	(0.14)	(0.17)	(0.20)[3]	0.15
Net realized and unrealized gains (losses) on investments	0.75	1.51	0.21	0.47	2.32	(3.13)	0.77

Total from investment operations	0.65	1.32	0.02	0.33	2.15	(3.33)	0.92
Distributions to shareholders from
Net investment income	(0.20)	(0.20)	(0.07)	(0.00)[4]	(0.18)	(0.95)	(0.46)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)	(0.36)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	(0.32)	0.00

Total distributions to shareholders	(0.20)	(0.20)	(0.08)	(0.00)[4]	(0.18)	(2.12)	(0.82)
Net asset value, end of period	$13.11	$12.66	$11.54	$11.60	$11.27	$9.30	$14.75
Total return[5]	5.19%	11.61%	0.17%	2.95%	23.14%	(22.94)%	6.33%
Ratios to average net assets (annualized)
Gross expenses[6]	1.59%	1.59%	1.60%	1.60%	1.62%	1.56%	1.54%
Net expenses[6]	1.59%	1.59%	1.59%	1.59%	1.62%	1.56%	1.54%
Net investment income (loss)	(1.59)%	(1.59)%	(1.59)%	(1.59)%	(1.62)%	(1.56)%	0.91%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%	2%
Net assets, end of period (000s omitted)	$542,805	$659,186	$917,860	$1,253,485	$1,415,023	$1,369,657	$2,131,841

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
CLASS C		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$12.40	$11.30	$11.36	$11.04	$9.12	$14.47	$14.39
Net investment income (loss)	(0.11)	(0.19)[3]	(0.19)[3]	(0.14)	(0.16)	(0.20)[3]	0.16
Net realized and unrealized gains (losses) on investments	0.74	1.49	0.21	0.46	2.27	(3.06)	0.74

Total from investment operations	0.63	1.30	0.02	0.32	2.11	(3.26)	0.90
Distributions to shareholders from
Net investment income	(0.22)	(0.20)	(0.07)	(0.00)[4]	(0.19)	(0.92)	(0.46)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)	(0.36)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	(0.32)	0.00

Total distributions to shareholders	(0.22)	(0.20)	(0.08)	(0.00)[4]	(0.19)	(2.09)	(0.82)
Net asset value, end of period	$12.81	$12.40	$11.30	$11.36	$11.04	$9.12	$14.47
Total return[5]	5.12%	11.64%	0.18%	2.92%	23.08%	(22.85)%	6.29%
Ratios to average net assets (annualized)
Gross expenses[6]	1.59%	1.59%	1.60%	1.60%	1.62%	1.56%	1.54%
Net expenses[6]	1.59%	1.59%	1.59%	1.60%	1.62%	1.56%	1.54%
Net investment income (loss)	(1.59)%	(1.59)%	(1.59)%	(1.60)%	(1.62)%	(1.56)%	1.01%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%	2%
Net assets, end of period (000s omitted)	$2,489,597	$2,604,438	$2,736,064	$3,290,791	$3,490,657	$3,019,585	$4,666,033

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
CLASS R		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$12.76	$11.59	$11.66	$11.29	$9.32	$14.82	$14.73
Net investment income (loss)	(0.07)[3]	(0.13)[3]	(0.10)	(0.06)	(0.11)[3]	(0.14)[3]	0.25
Net realized and unrealized gains (losses) on investments	0.75	1.52	0.19	0.43	2.33	(3.15)	0.75

Total from investment operations	0.68	1.39	0.09	0.37	2.22	(3.29)	1.00
Distributions to shareholders from
Net investment income	(0.30)	(0.22)	(0.13)	(0.00)[4]	(0.25)	(1.04)	(0.55)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)	(0.36)
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	(0.32)	0.00

Total distributions to shareholders	(0.30)	(0.22)	(0.16)	(0.00)[4]	(0.25)	(2.21)	(0.91)
Net asset value, end of period	$13.14	$12.76	$11.59	$11.66	$11.29	$9.32	$14.82
Total return[5]	5.39%	12.16%	0.71%	3.30%	23.77%	(22.52)%	6.83%
Ratios to average net assets (annualized)
Gross expenses[6]	1.09%	1.09%	1.09%	1.10%	1.12%	1.06%	1.04%
Net expenses[6]	1.09%	1.09%	1.09%	1.09%	1.12%	1.06%	1.04%
Net investment income (loss)	(1.09)%	(1.09)%	(1.09)%	(1.09)%	(1.12)%	(1.06)%	1.61%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%	2%
Net assets, end of period (000s omitted)	$32,085	$29,899	$23,580	$20,893	$16,279	$11,035	$12,935

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
ADMINISTRATOR CLASS		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$13.01	$11.77	$11.84	$11.42	$9.42	$14.99	$14.90
Net investment income (loss)	(0.04)[3]	(0.09)	(0.08)[3]	(0.01)	(0.06)[3]	(0.07)[3]	0.31
Net realized and unrealized gains (losses) on investments	0.75	1.57	0.22	0.43	2.36	(3.20)	0.77

Total from investment operations	0.71	1.48	0.14	0.42	2.30	(3.27)	1.08
Distributions to shareholders from
Net investment income	(0.36)	(0.24)	(0.17)	(0.00)[4]	(0.30)	(1.13)	(0.63)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)	(0.36)
Tax basis return of capital	0.00	0.00	(0.04)	0.00	0.00	(0.32)	0.00

Total distributions to shareholders	(0.36)	(0.24)	(0.21)	(0.00)[4]	(0.30)	(2.30)	(0.99)
Net asset value, end of period	$13.36	$13.01	$11.77	$11.84	$11.42	$9.42	$14.99
Total return[5]	5.60%	12.74%	1.12%	3.70%	24.40%	(22.12)%	7.29%
Ratios to average net assets (annualized)
Gross expenses[6]	0.67%	0.64%	0.65%	0.63%	0.62%	0.57%	0.54%
Net expenses[6]	0.64%	0.62%	0.63%	0.60%	0.62%	0.57%	0.54%
Net investment income (loss)	(0.64)%	(0.62)%	(0.63)%	(0.60)%	(0.62)%	(0.56)%	2.18%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%	2%
Net assets, end of period (000s omitted)	$1,018,054	$1,562,582	$1,423,427	$810,355	$639,903	$348,394	$337,645

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	17

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Period ended March 31, 2013[1] (unaudited)
Net asset value, beginning of period	$13.01
Net investment loss	(0.02)[2]
Net realized and unrealized gains (losses) on investments	0.74

Total from investment operations	0.72
Distributions to shareholders from
Net investment income	(0.40)
Net asset value, end of period	$13.33
Total return[3]	5.69%
Ratios to average net assets (annualized)
Gross expenses[4]	0.42%
Net expenses[4]	0.42%
Net investment loss	(0.42)%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000s omitted)	$537,902

1.	For the period from November 30, 2012 (commencement of class operations) to March 31, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). At March 31, 2013, the Fund owned 100% of Asset Allocation Trust. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains and losses resulting from investment transactions are determined on the identified cost basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Capital gain distributions from Asset Allocation Trust are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Net investment income is primarily derived from redemptions in Asset Allocation Trust which are deemed dividends to the Fund. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Asset Allocation Fund	19

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.10% and declining to 0.06% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.64% for Administrator Class shares, and 0.44% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

20	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements (unaudited)

For the six months ended March 31 2012, Wells Fargo Funds Distributor, LLC received $183,209 from the sale of Class A shares and $33,762 and $11,855 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the six months ended March 31, 2013, the Fund made aggregate purchases and sales of $19,731,294 and $642,195,196, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $6,205 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Asset Allocation Trust	Portfolio of investments—March 31, 2013 (unaudited)

Security name			Shares	Value

Investment Companies : 99.70%

Alternative & Other Funds : 16.53%
GMO Alpha Only Fund Class IV ß			37,074,966	$897,955,670
GMO Special Situations Fund Class VI ß †			9,941,342	251,515,950

				1,149,471,620

Emerging Equity Fund : 9.95%
GMO Emerging Markets Fund Class VI ß			60,629,408	691,781,546

Fixed Income Funds : 20.27%
GMO Debt Opportunities Fund ß †			6,118,964	166,313,436
GMO Domestic Bond Fund Class VI ß			6,443,611	104,579,811
GMO Emerging Country Debt Fund Class IV ß			18,780,051	193,434,527
GMO Strategic Fixed Income Fund Class VI ß			57,258,162	944,759,679

				1,409,087,453

International Developed Equity Funds : 30.95%
GMO Currency Hedged International Equity Fund Class III ß			14,276,114	352,905,534
GMO Flexible Equities Fund Class VI ß			6,752,851	152,884,554
GMO International Core Equity Fund Class VI ß			28,263,956	827,286,006
GMO International Growth Equity Fund Class IV ß			3,108,903	80,769,302
GMO International Intrinsic Value Fund Class IV ß			26,045,321	556,848,965
GMO Risk Premium Fund Class VI ß †			17,038,042	180,944,010

				2,151,638,371

U.S. Equity Fund : 22.00%
GMO U.S. Flexible Equities Fund Class VI ß †			141,773,813	1,529,739,446

Total Investment Companies (Cost $6,193,776,011)				6,931,718,436

	Interest rate	Maturity date	Principal

Short-Term Investments : 0.34%

Time Deposit : 0.34%
State Street Bank Euro Dollar	0.01%	4-1-2013	$24,037,796	24,037,796

Total Short-Term Investments (Cost $24,037,796)				24,037,796

Total investments in securities
(Cost $6,217,813,807)*	100.04%	6,955,756,232
Other assets and liabilities, net	(0.04)	(2,903,960)

Total net assets	100.00%	$6,952,852,272

ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

†	Non-income-earning security

*	Cost for federal income tax purposes is $6,589,874,263 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$776,223,894
Gross unrealized depreciation	(410,341,925)

Net unrealized appreciation	$365,881,969

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2013 (unaudited)	Asset Allocation Trust	25

Assets
Investments
In affiliated investment company shares, at value (see cost below)	$6,931,718,436
In unaffiliated securities, at value (see cost below)	24,037,796

Total investments, at value (see cost below)	6,955,756,232
Receivable for investments sold	3,203,156
Receivable for interest	27
Receivable from adviser	5,526

Total assets	6,958,964,941

Liabilities
Payable for Trust shares redeemed	6,110,479
Accrued expenses and other liabilities	2,190

Total liabilities	6,112,669

Total net assets	$6,952,852,272

NET ASSETS CONSIST OF
Paid-in capital	$6,862,614,907
Undistributed net investment income	139,102,674
Accumulated net realized losses on investments	(786,807,734)
Net unrealized gains on investments	737,942,425

Total net assets	$6,952,852,272

Shares outstanding (unlimited number of shares authorized)	497,408,888
Net asset value per share	$13.98

Investments in affiliated investment company shares, at cost	$6,193,776,011

Investments in unaffiliated securities, at cost	$24,037,796

Total investments, at cost	$6,217,813,807

The accompanying notes are an integral part of these financial statements.

26	Asset Allocation Trust	Statement of operations —six months ended March 31, 2013 (unaudited)

Investment income
Dividends from affiliated investment company shares	$139,101,429
Interest	1,245

Total investment income	139,102,674

Expenses
Custody and accounting fees	5,533
Professional fees	26,357
Shareholder report expenses	164
Other fees and expenses	389

Total expenses	32,443
Less: Fee waivers and/or expense reimbursements	(32,443)

Net expenses	0

Net investment income	139,102,674

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Sale of affiliated investment company shares	37,422,899
Capital gain distributions from affiliated investment company shares	57,264,617

Net realized gains on investments	94,687,516
Net change in unrealized gains (losses) on affiliated investment company shares	170,096,620

Net realized and unrealized gains (losses) on investments	264,784,136

Net increase in net assets resulting from operations	$403,886,810

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Asset Allocation Trust	27

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment income		$139,102,674		$230,772,827
Net realized gains on investments		94,687,516		638,995,004
Net change in unrealized gains (losses) on investments		170,096,620		60,632,240

Net increase in net assets resulting from operations		403,886,810		930,400,071

	Shares		Shares

Capital share transactions
Contributions	1,471,665	19,731,294	6,569,879	81,893,870
Withdrawals	(47,936,979)	(645,239,885)	(102,771,308)	(1,285,518,325)

Net decrease in net assets resulting from capital share transactions		(625,508,591)		(1,203,624,455)

Total decrease in net assets		(221,621,781)		(273,224,384)

Net assets
Beginning of period		7,174,474,053		7,447,698,437

End of period		$6,952,852,272		$7,174,474,053

Undistributed net investment income		$139,102,674		$0

The accompanying notes are an integral part of these financial statements.

28	Asset Allocation Trust	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$13.19	$11.64	$11.43	$10.98	$8.77	$11.57	$11.57
Net investment income	0.28	0.42	0.21	0.12 [2]	0.24	0.70 [2]	0.42
Net realized and unrealized gains (losses) on investments	0.51	1.13	0.00 [3]	0.33	1.97	(3.15)	0.47

Total from investment operations	0.79	1.55	0.21	0.45	2.21	(2.45)	0.89
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.35)	(0.60)

Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	(0.35)	(0.89)
Net asset value, end of period	$13.98	$13.19	$11.64	$11.43	$10.98	$8.77	$11.57
Total return[4]	5.99%	13.32%	1.84%	4.10%	25.20%	(21.71)%	7.96%
Ratios to average net assets (annualized)
Gross expenses[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.98%	3.10%	1.64%	1.48%	2.48%	6.78%	3.69%
Supplemental data
Portfolio turnover rate	8%	31%	22%	15%	22%	63%	55%
Net assets, end of period (000s omitted)	$6,952,852	$7,174,474	$7,447,698	$8,349,759	$8,635,057	$7,399,817	$11,516,725

1.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

5.	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Asset Allocation Trust	29

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

30	Asset Allocation Trust	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2012, the Trust had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $490,964,449 with $421,475,137 expiring in 2017; $65,386,905 expiring in 2018; and $4,102,407 expiring in 2019.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Investment companies	$4,984,149,604	$1,947,568,832	$0	$6,931,718,436

Short-term investments
Time deposit	0	24,037,796	0	24,037,796
	$4,984,149,604	$1,971,606,628	$0	$6,955,756,232

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Trust did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment and

Notes to financial statements (unaudited)	Asset Allocation Trust	31

personnel. Funds Management receives no compensation from the Trust for its services. During the six months ended March 31, 2013, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $32,443.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2013 were $567,039,954 and $967,723,237, respectively.

6. INVESTMENTS IN AFFILIATES

A summary of the transactions with affiliates for the six months ended March 31, 2013 was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividend income	Capital gain distributions
GMO Alpha Only Fund Class IV	43,729,540	381,022	(7,035,596)	37,074,966	$897,955,670	$0	$0
GMO Currency Hedged International Equity Fund Class III	25,095,810	641,038	(11,460,734)	14,276,114	352,905,534	9,796,035	4,858,093
GMO Debt Opportunities Fund	5,937,046	181,918	0	6,118,964	166,313,436	2,278,638	2,516,714
GMO Domestic Bond Fund Class VI	6,443,611	0	0	6,443,611	104,579,811	110,830	0
GMO Emerging Country Debt Fund Class IV	17,765,757	1,014,294	0	18,780,051	193,434,527	10,396,521	0
GMO Emerging Markets Fund Class VI	60,813,087	1,345,713	(1,529,392)	60,629,408	691,781,546	15,460,353	0
GMO Flexible Equities Fund Class VI	7,741,043	143,053	(1,131,245)	6,752,851	152,884,554	2,587,831	0
GMO International Core Equity Fund Class VI	31,305,421	711,616	(3,753,081)	28,263,956	827,286,006	19,896,799	0
GMO International Growth Equity Fund Class IV	0	3,219,194	(110,291)	3,108,903	80,769,302	1,382,975	0
GMO International Intrinsic Value Fund Class IV	21,262,639	5,603,357	(820,675)	26,045,321	556,848,965	12,095,095	0
GMO Risk Premium Fund Class VI	0	17,038,042	0	17,038,042	180,944,010	0	0
GMO Special Situations Fund Class VI	11,476,875	0	(1,535,533)	9,941,342	251,515,950	0	0
GMO Strategic Fixed Income Fund Class VI	57,798,131	2,984,591	(3,524,560)	57,258,162	944,759,679	48,111,616	0
GMO U.S. Flexible Equities Fund Class VI	160,026,122	8,186,883	(26,439,192)	141,773,813	1,529,739,446	16,984,736	49,889,810
					$6,931,718,436	$139,101,429	$57,264,617

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

32	Asset Allocation Trust	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. Each of the Trustees and Officers listed below acts in identical capacities. All of the Trustees are also Members of the Audit and Governance Committees of Asset Allocation Trust. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo Advantage family of funds consisting of 130 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Wells Fargo Advantage family of funds consisting of 130 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 130 funds.
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Wells Fargo Advantage family of funds consisting of 130 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 130 funds.
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 130 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 130 funds.

Other information (unaudited)	Asset Allocation Trust	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2005	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo Advantage family of funds consisting of 130 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 130 funds.

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

34	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each a “Board” and collectively the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Asset Allocation Trust (collectively with Funds Trust, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory agreements. In this regard, at an in-person meetings held on March 28-29, 2013 (the “Meeting”), the Funds Trust Board reviewed an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Asset Allocation Fund (the “Asset Allocation Fund”), and the Asset Allocation Trust Board reviewed an investment advisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for the Asset Allocation Trust. The Asset Allocation Fund and the Asset Allocation Trust are collectively referred to as the “Funds.” The investment advisory agreements with Funds Management and GMO are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and GMO, as applicable, and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Funds Trust Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist it in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

The Asset Allocation Fund is a gateway fund advised by Funds Management that invests substantially all of its assets in the Asset Allocation Trust, which in turn invests in underlying funds that are advised by GMO. The Asset Allocation Trust’s investment objective and investment strategies are substantially similar to those of the Asset Allocation Fund. Information provided to the Boards regarding the Asset Allocation Fund is also applicable to the Asset Allocation Trust, as relevant.

In providing information to the Boards, Funds Management and GMO were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Boards considered the information they believed relevant, including but not limited to, the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and GMO about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Boards evaluated information provided to them about both Funds together and with respect to each Fund separately as they considered appropriate.

After their deliberations, the Boards unanimously determined that the continuation of the Advisory Agreements is in the best interests of the respective Funds and their shareholders, and that the compensation payable to Funds Management is reasonable. The Funds Trust Board considered the continuation of the Advisory Agreements for the Asset Allocation Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Funds Trust Board in reaching its determination.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and GMO under the respective Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management and GMO, and the qualifications, background, tenure and responsibilities of each of the portfolio managers of GMO primarily responsible for the day-to-day portfolio management of the Asset Allocation Trust.

The Boards evaluated the ability of Funds Management and GMO, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and GMO. In addition, the Boards took into account the administrative and other services provided to the

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	35

Funds by Funds Management and its affiliates and Funds Management’s oversight of the Funds’ various service providers.

Fund performance and expenses

The Boards considered the performance results for the Asset Allocation Fund over various time periods ended December 31, 2012. The Boards also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Asset Allocation Fund (the “Universe”), and in comparison to the Asset Allocation Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Funds Trust Board noted that the performance of the Asset Allocation Fund (Administrator Class) was higher than or in range of the median performance of the Universe for all periods under review. The Funds Trust Board also noted that the performance of the Asset Allocation Fund was higher than or in range of its benchmark, the GMO Global Balanced Index, for all periods under review except the one-year period.

With respect to the Asset Allocation Trust, the Asset Allocation Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Asset Allocation Trust Board also took note of the performance of the Asset Allocation Trust in the context of reviewing the performance of the Asset Allocation Fund.

The Funds Trust Board received and considered information regarding the Asset Allocation Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Asset Allocation Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of the Asset Allocation Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements.

Investment management fee rates

The Funds Trust Board reviewed and considered the contractual investment management fee rates that are payable by the Asset Allocation Fund to Funds Management for investment advisory services (the “Management Agreement Rates”), both on a stand-alone basis and on a combined basis with the Asset Allocation Fund’s class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board noted that the administration fees include transfer agency costs.

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of the Asset Allocation Fund with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of the Asset Allocation Fund were in range of the median rate for the Asset Allocation Fund’s expense Groups for all classes except Class A. The Funds Trust Board and Funds Management agreed to revise the advisory fee schedule for the Asset Allocation Fund by adding an additional breakpoint.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay a fee to GMO for its advisory services and that GMO earns advisory fees from the underlying GMO funds in which the Asset Allocation Trust invests.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and GMO to other types of clients. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the Management Agreement Rates for the Asset Allocation Fund were reasonable in light of the services covered by the Advisory Agreement.

Profitability

The Funds Trust Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Asset Allocation Fund. Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Asset Allocation Fund

36	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

and the fund family as a whole. Among other things, the Funds Trust Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Funds Trust Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreement.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and thus that GMO’s profitability from its relationships with the Asset Allocation Trust was not a material factor in determining whether to renew the Advisory Agreement with GMO.

Economies of scale

With respect to possible economies of scale, the Funds Trust Board reviewed the breakpoints in the Asset Allocation Fund’s advisory fee and administration fee structure, which operate generally to reduce the Asset Allocation Fund’s expense ratios as the Asset Allocation Fund grows in size. The Funds Trust Board considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Funds Trust Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Asset Allocation Fund. The Funds Trust Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Funds Trust Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Asset Allocation Fund.

Other benefits to Funds Management and GMO

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and GMO as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and GMO’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates or GMO, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Funds Trust Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Asset Allocation Fund and receives certain compensation for those services. The Funds Trust Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Funds.

Based on their consideration of the factors and information they deemed relevant, including those described here, the respective Boards did not find that any ancillary benefits received by Funds Management and its affiliates or GMO were unreasonable.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, each Board unanimously approved the continuation of the respective Advisory Agreement for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Asset Allocation Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215913 05-13 SA224/SAR224 3-13

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Asset Allocation Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	May 22, 2013

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	May 22, 2013